Notes Payable (Schedule of Notes Payable) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total	$ 5,032,471	$ 3,102,006	$ 8,417,461
Less Current Portion	(5,032,471)	(3,102,006)	(2,068,016)
Total Long-term			6,349,445
2012 Convertible Notes [Member]
Debt Instrument [Line Items]
Total	3,421,963	2,428,166
Unsecured Convertible Note [Member]
Debt Instrument [Line Items]
Total	840,508	673,840	340,504
Amended and Restated Senior 6.25% Convertible Note [Member]
Debt Instrument [Line Items]
Total			6,180,816
Bridge Loan Note Payable [Member]
Debt Instrument [Line Items]
Total			1,196,141
Equipment Purchase and Sale Agreement [Member]
Debt Instrument [Line Items]
Total			700,000
2013 Accounts Receivable Purchase Agreement [Member]
Debt Instrument [Line Items]
Total	750,000
Interest Promissory Note [Member]
Debt Instrument [Line Items]
Total	$ 20,000